Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Tools, Dies and Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	2
Tools, Dies and Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years